Net Defined Benefit Liability (Asset)	12 Months Ended
Dec. 31, 2020
Disclosure of defined benefit plans [Abstract]
Net defined benefit liability

24. NET DEFINED BENEFIT LIABILITY(ASSET)

The characteristics of the Group’s defined benefit retirement pension plans are as follows:

Employees and directors with one or more years of service are entitled to receive a payment upon termination of their employment, based on their length of service and rate of salary at the time of termination. The assets of the plans are measured at their fair value at the end of reporting date. The plan liabilities are measured using the projected unit method, which takes account of projected earnings increases, using actuarial assumptions that give the best estimate of the future cash flows that will arise under the plan liabilities.

The Group is exposed to various risks through defined benefit retirement pension plan, and the most significant risks are as follows:

Volatility of asset	The defined benefit obligation was estimated with an interest rate calculated based on blue chip corporate bonds earnings. A deficit may occur if the rate of return of plan assets falls short of the interest rate.

Decrease in profitability of blue chip bonds	A decrease in profitability of blue chip bonds will be offset by some increase in the value of debt securities that the employee benefit plan owns but will bring an increase in the defined benefit obligation.

Risk of inflation	Defined benefit obligations are related to inflation rate; the higher the inflation rate is, the higher the level of liabilities. Therefore, deficit occurs in the system if an inflation rate increases.

(1)	Details of net defined benefit liability are as follows (Unit: Korean Won in millions):

	December 31, 2019	December 31, 2020
Present value of defined benefit obligation	1,442,859	1,610,680
Fair value of plan assets	(1,352,971)	(1,564,101)

Net defined benefit liabilities(*)	89,888	46,579

(*)

Net defined benefit liability of 89,888 million Won and 46,579 million Won as of December 31, 2019 and 2020 is the subtracted amount of the net defined benefit asset of 2,582 million Won 5,658 million Won from the net defined benefit liability of 92,470 million Won and 52,237 million Won.

(2)	Changes in the carrying value of defined benefit obligation are as follows (Unit: Korean Won in millions):

		For the years ended December 31
		2018	2019	2020
	Beginning balance	1,071,170	1,275,020	1,442,859
	Transfer-in / out	—	93	—
	Current service cost	144,394	163,369	174,509
	Interest cost	32,143	32,693	34,653
Remeasurements	Financial assumption	59,429	32,831	(20,838)
	Demographic assumptions	7,728	49,453	4,161
	Experience adjustment	33,697	(33,518)	(4,481)
	Foreign currencies translation adjustments	(3)	179	(55,864)
	Retirement benefit paid	(74,952)	(79,908)	(119)
	Business combination	—	4,674	34,001
	Others	1,414	(2,027)	1,799

	Ending balance	1,275,020	1,442,859	1,610,680

(3)	Changes in the plan assets are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2018	2019	2020
Beginning balance	1,027,906	1,101,911	1,352,971
Transfer-in / out	—	93	—
Interest income	33,825	30,937	34,534
Remeasurements	(14,783)	125	(7,666)
Employer’s contributions	128,926	292,095	211,505
Retirement benefit paid	(71,672)	(76,304)	(52,627)
Business combination	—	6,369	(2,215)
Others	(2,291)	(2,255)	27,599

Ending balance	1,101,911	1,352,971	1,564,101

(4)	Fair value of plan assets as of December 31, 2019 and 2020 are as follows (Unit: Korean Won in millions):

	December 31, 2019	December 31, 2020
Cash and due from banks	1,352,971	1,564,101

Meanwhile, among plan assets, realized returns on plan assets amount to 19,042 million Won, 31,062 million Won and 26,868 million Won for the years ended December 31, 2018, 2019 and 2020, respectively. The contribution expected to be paid in the next accounting year amounts to 170,637 million Won.

(5)

Current service cost, net interest income, loss (gain) on the curtailment or settlement and remeasurements recognized in the consolidated statements comprehensive income are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2018	2019	2020
Current service cost	144,394	163,369	174,509
Net interest income (expense)	(1,682)	1,756	119

Cost recognized in net income	142,712	165,125	174,628

Remeasurements(*)	115,637	48,641	(13,492)

Cost recognized in total comprehensive income	258,349	213,766	161,136

(*)	Amount before tax

Meanwhile, retirement benefits related to defined contribution plans recognized as expenses are 2,437 million Won, 3,297 million Won and 3,827 million Won for the years ended December 31, 2018, 2019 and 2020, respectively.

(6)	Key actuarial assumptions used in net defined benefit liability measurement are as follows:

	December 31, 2018	December 31, 2019	December 31, 2020
Discount rate	2.69%	2.18 ~ 2.50%	2.13% ~ 2.97%
Future wage growth rate	6.18%	1.89 ~ 6.00%	2.05% ~ 7.00%
Mortality rate	Issued by Korea Insurance Development Institute	Issued by Korea Insurance Development Institute	Issued by Korea Insurance Development Institute
Retirement rate	Experience rate for each employment classification	Experience rate for each employment classification	Experience rate for each employment classification

The weighted average maturity of defined benefit liability is a minimum of 6.74 to a maximum 15.00 years.

(7)	The sensitivity to actuarial assumptions used in the assessment of defined benefit obligation is as follows (Unit: Korean Won in millions):

		December 31, 2019	December 31, 2020
Discount rate	Increase by 1% point	(151,104)	(165,754)
	Decrease by 1% point	178,434	195,475
Future wage growth rate	Increase by 1% point	176,169	193,149
	Decrease by 1% point	(152,174)	(167,037)